TRADE AND OTHER PAYABLES (Tables)	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Trade and other paybles
	March 31, 2020	December 31, 2019
Trade Payables	$59,256	$32,276
Accrued Liabilities	70,500	90,000
	$129,756	$122,276